Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2018
Related party transactions [abstract]
Schedule of sales and purchase of goods and services
	31/12/2016	31/12/2017	31/12/2018
	US$'000	US$'000	US$'000
Maintenance income	(9)	(9)	(9)
Rental income	(8)	(2)	(15)
Platform development costs	25	—	—

Schedule of related party balances
	Note	31/12/2017	31/12/2018
		US$'000	US$'000
Related party receivables	11	11	—
Loan from shareholders	22	—	15,188

Schedule of compensation payable to key management personnel
	31/12/2016	31/12/2017	31/12/2018
	US$'000	US$'000	US$'000
Salaries, bonus and allowances	1,269	887	749
Employer's contribution to CPF	81	55	45
Employee share option expense	1,868	1,812	334